CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash from operating activities:
Net loss	$ (15,217)	$ (6,193)
Adjustments to net loss:
Share in loss of jointly controlled entities	254	10
Depreciation and amortization expense	49	47
Non-cash finance costs recognised in profit or loss	2,518	2,118
Unrealised (gain)/loss on derivative financial instruments	(105)	3
Deferred income tax expense/(benefit)	(378)	(618)
Changes in operating assets and liabilities:
Trade and other receivables	(233)	68
Prepaid expenses	(13)	(28)
R&D tax incentive receivable	76	35
Contract liabilities	(102)	104
Trade and other payables	4,079	1,149
Deferred income		(1,037)
Provisions	66	17
Foreign exchange differences	(45)	215
Net cash used in operating activities	(9,051)	(4,110)
Cash flows from investing activities:
Acquisition of interest in joint venture		(67)
Interest received	9	1
Loans and advances paid to related parties	(144)	(43)
Purchases of property, plant and equipment	(33)	(15)
Net cash used in investing activities	(168)	(124)
Cash flows from financing activities:
Payment of deferred consideration	(607)
Proceeds from borrowings	11,515	1,838
Repayment of lease liabilities	(37)	(45)
Net cash generated by financing activities	10,871	1,793
Net increase/(decrease) in cash and cash equivalents	1,652	(2,441)
Effect of exchange rate changes on cash	(15)	(234)
Cash and cash equivalents at the beginning of the year	423	3,098
Cash and cash equivalents at the end of the year	$ 2,060	$ 423